Consolidated Statement of Cash Flows - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Cash generated from operations	£ 3,370	£ 3,061	£ 2,476
Interest paid (including lease interest)	(303)	(169)	(119)
Interest received	9	4	1
Tax paid (net)	(619)	(495)	(342)
Net cash from operating activities	2,457	2,401	2,016
Cash flows from investing activities
Acquisitions	(124)	(394)	(254)
Purchases of property, plant and equipment	(30)	(36)	(28)
Expenditure on internally developed intangible assets	(447)	(400)	(309)
Purchase of investments	(8)	(66)	(8)
Proceeds from disposals of property, plant and equipment	7		5
Gross proceeds from business disposals and sale of investments	21	19	220
Payments on business disposals	(9)	(15)	(30)
Dividends received from joint ventures and associates	21	33	20
Net cash used in investing activities	(569)	(859)	(384)
Cash flows from financing activities
Dividends paid to shareholders	(1,059)	(983)	(920)
Distributions to non-controlling interests	(7)	(9)	(10)
(Decrease)/increase in short-term bank loans, overdrafts and commercial paper	84	(101)	(200)
Issuance of term debt	651	397
Repayment of term debt	(847)	(35)	(431)
Repayment of leases	(72)	(79)	(93)
Receipts in respect of subleases	2	1	17
Disposal of non-controlling interest		(1)
Repurchase of ordinary shares	(800)	(500)	0
Purchase of shares by Employee Benefit Trust	(50)	(50)	(1)
Proceeds on issue of ordinary shares	41	26	32
Net cash used in financing activities	(2,057)	(1,334)	(1,606)
Increase/(decrease) in cash and cash equivalents	(169)	208	26
Movement in cash and cash equivalents
At start of year	334	113	88
Increase/(decrease) in cash and cash equivalents	(169)	208	26
Exchange translation differences	(10)	13	(1)
At end of year	£ 155	£ 334	£ 113